Dividends (Dividends Declared) (Details) - $ / shares	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	$ 1.281	$ 1.1825
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	1.2838	1.185
Series A Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	0	0.5233
Series B Shares [Member]
Disclosure of classes of share capital [line items]
Dividends declared, per share	$ 0	$ 0.3957